Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Loss Per Common Share [Abstract]
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share

	Year Ended
	December 31,
	2012	2011
Numerator:
Net loss	$(4,030,641)	$(1,593,173)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208

Net loss per share:
Basic	$(0.10)	$(0.04)
Diluted	$(0.10)	$(0.04)